UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6604
DREYFUS BASIC MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	11/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic Money Market Fund, Inc.
November 30, 2006 (Unaudited)

Negotiable Bank Certificates of Deposit--29.8%	Principal Amount ($)	Value ($)

Bank of America N.A.
5.32%, 3/21/07	40,000,000 a	40,000,000
Barclays Bank PLC (Yankee)
5.34%, 12/1/06	30,000,000	30,000,000
Calyon (Yankee)
5.33%, 5/10/07	40,000,000	40,000,000
Citibank (South Dakota) N.A., Sioux Falls
5.32%, 2/22/07	11,000,000	11,000,000
HSH Nordbank AG (Yankee)
5.34%, 5/9/07	40,000,000 b	40,000,000
Landesbank Hessen-Thueringen Girozentrale (London)
5.35%, 4/16/07	40,000,000	40,000,000
Toronto Dominion Bank (Yankee)
5.33%, 5/10/07	40,000,000	40,000,000
UniCredito Italiano SpA (Yankee)
5.35%, 12/5/06	45,000,000	45,000,000
Wilmington Trust Co., DE
5.34%, 12/1/06	40,000,000	40,000,000
Total Negotiable Bank Certificates of Deposit
(cost $326,000,000)		326,000,000
Commercial Paper--48.5%

Aquinas Funding LLC
5.38%, 3/21/07	10,000,000 b	9,839,889
Barclays U.S. Funding Corp.
5.33%, 2/14/07	20,000,000	19,780,833
Bear Stearns Cos. Inc.
5.33%, 3/30/07	25,000,000	24,571,104
CIESCO LLC
5.32%, 2/20/07	4,000,000 b	3,952,750
Concord Minutemen Capital Co. LLC
5.31% - 5.37%, 2/2/07 - 3/16/07	41,000,000 b	40,380,080
CRC Funding LLC
5.33%, 12/8/06	20,000,000 b	19,979,545
Crown Point Capital Co. LLC
5.37%, 3/16/07	41,000,000 b	40,374,579
Daimler Chrysler Revolving Auto Conduit LLC
5.32%, 2/5/07	40,000,000	39,615,000
FCAR Owner Trust, Ser. II
5.37%, 4/27/07	30,000,000	29,358,100
Gemini Securitization Corp., LLC
5.32% - 5.33%, 1/10/07 - 2/21/07	45,000,000 b	44,584,090
Govco Inc.
5.32%, 2/21/07	5,000,000 b	4,940,208
Grampian Funding Ltd.
5.37%, 3/20/07	19,000,000 b	18,699,130
Harrier Finance Funding Ltd.

5.38%, 3/20/07	40,000,000 b	39,365,983
HBOS Treasury Services PLC
5.33%, 12/5/06	5,000,000	4,997,078
K2 (USA) LLC
5.35%, 4/30/07	14,800,000 b	14,478,717
Kredietbank N.A. Finance Corp.
5.31%, 3/1/07	38,000,000	37,502,200
Lexington Parker Capital Co. LLC
5.32%, 2/8/07	25,295,000 b	25,039,984
Links Finance LLC
5.32%, 2/16/07	5,000,000 b	4,943,801
Liquid Funding Ltd.
5.32%, 2/20/07	40,000,000 b	39,527,050
Raiffeisen Zentralbank Oesterreich
5.32% - 5.33%, 1/12/07 - 4/3/07	35,000,000	34,495,438
Simba Funding Corp.
5.32%, 3/1/07	25,000,000 b	24,672,188
Solitaire Funding Ltd.
5.32%, 1/11/07	10,000,000 b	9,940,208
Total Commercial Paper
(cost $531,037,955)		531,037,955
Corporate Notes--19.2%

Banco Bilbao Vizcaya Argentaria, S.A.
5.32%, 12/20/06	20,000,000 a	19,998,789
Commonwealth Bank of Australia
5.32%, 12/27/06	25,000,000 a	25,000,000
Royal Bank of Scotland PLC
5.31%, 12/21/06	40,000,000 a	40,000,000
Societe Generale
5.39%, 12/2/06	40,000,000 a	40,000,000
Wells Fargo & Co.
5.31%, 12/3/06	45,000,000 a	45,000,000
Westpac Banking Corp.
5.29%, 12/18/06	40,000,000 a	40,000,000
Total Corporate Notes
(cost $209,998,789)		209,998,789
Time Deposits--2.6%

National City Bank, Cleveland, OH (Grand Cayman)
5.29%, 12/1/06
(cost $29,000,000)	29,000,000	29,000,000
Total Investments (cost $1,096,036,744)	100.1%	1,096,036,744
Liabilities, Less Cash and Receivables	(.1%)	(1,085,611)
Net Assets	100.0%	1,094,951,133
a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, these securities
	amounted to $380,718,202 or 34.8% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC Money Market Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 22, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 22, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)